Interim Consolidated Statements of Stockholders' Equity (Unaudited) - 6 months ended Jun. 30, 2023 - USD ($) $ in Thousands	Series A Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022		$ 11	$ 111,869	$ (50,509)	$ 61,371
Beginning balance, shares at Dec. 31, 2022	449,473	10,614,319
Conversion of Series A Convertible Preferred Shares to common stock
Conversion of Series A Convertible Preferred Shares to common stock, shares	(45,642)	203,924
Preferred stock dividends paid				(405)	(405)
Common stock re-purchase program			(91)		(91)
Stock repurchased during period shares		(23,431)
Restricted common stock grants			48		48
Net income				11,870	11,870
Ending balance, value at Jun. 30, 2023		$ 11	$ 111,826	$ (39,044)	$ 72,793
Ending balance, shares at Jun. 30, 2023	403,831	10,794,812